TAXES	12 Months Ended
Mar. 31, 2024
TAXES
TAXES

NOTE 11 – TAXES

(a) Corporate Income Taxes (“CIT”)

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

Happiness Hong Kong was incorporated in Hong Kong and is subject to a statutory income tax rate of 16.5%.

Under the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008, both domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25% while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Fujian Happiness, the Company’s main operating entity in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% from December 2019 to December 2022.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended March 31, 2024 and 2023, respectively, and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from March 31, 2024.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended March 31,
	2024	2023	2022
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate	(10.0)%	(10.0)%	(10.0)%
Effect of other un-deductible expenses	-	(0.1)%	(0.1)
Effect of other deductible expenses	(15.0)%	(14.9)%	(14.9)%
Total	-%	-%	-%

The provision for income tax consisted of the following:

	For the years ended March 31,
	2024	2023	2022
Current income tax provision	$-	$2,996	$696
Total	$-	$2,996	$696

The deferred income tax assets and liabilities as below:

	For the years ended March 31,
	2024	2023	2022
Net accumulated loss-carry forward	$137,376	$88,609	$530,886
Less: valuation allowance	(137,376)	(88,609)	(530,886)
Net deferred tax assets	$-	$-	$-

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes. The Company recorded no deferred tax assets and deferred tax liabilities as of March 31, 2024 and 2023.

(b) Taxes Payable

The Company’s taxes payable as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,	As of March 31,
	2024	2023
VAT payable	$-	$8,694
Other tax payables	-	293
Total	$-	$8,987